Loans Receivables Related Parties (Details) - Schedule of Loans are Non-interest Bearing - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Loans are Non-interest Bearing [Abstract]
Loan to related franchisees, gross	$ 17,993,467	$ 17,678,913
Discount based on imputed interest rate of 11.75%	(2,072,010)	(2,076,767)
Loan to related franchisees, net of discount	15,921,457	15,602,146
Provision for credit losses	(11,554,072)	(7,309,516)
Loan to related franchisees, net of discount and allowance	$ 4,367,385	$ 8,292,630